LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.62%
Advertising–0.29%
Interpublic Group 3.75% 10/1/21	200,000	$ 201,894
Omnicom Group 3.63% 5/1/22	200,000	203,326
WPP Finance 2010 3.63% 9/7/22	200,000	198,883
		604,103
Aerospace & Defense–1.11%
Boeing
2.13% 3/1/22	200,000	188,765
2.30% 8/1/21	190,000	183,651
2.70% 5/1/22	40,000	38,198
General Dynamics
2.25% 11/15/22	150,000	150,842
3.00% 5/11/21	625,000	631,543
Lockheed Martin 2.50% 11/23/20	300,000	300,686
Northrop Grumman 2.55% 10/15/22	400,000	399,777
Raytheon 2.50% 12/15/22	200,000	204,638
Rockwell Collins 2.80% 3/15/22	200,000	202,048
		2,300,148
Agriculture–1.36%
Altria Group
2.85% 8/9/22	500,000	502,300
3.49% 2/14/22	250,000	252,736
4.75% 5/5/21	150,000	151,819
Archer-Daniels-Midland 3.38% 3/15/22	200,000	204,436
BAT Capital 2.76% 8/15/22	450,000	443,199
Bunge Limited Finance 3.00% 9/25/22	200,000	197,657
Philip Morris International
2.38% 8/17/22	200,000	203,694
2.50% 11/2/22	400,000	401,528
4.13% 5/17/21	150,000	154,029
Reynolds American
3.25% 6/12/20	100,000	99,700
4.00% 6/12/22	200,000	202,545
		2,813,643
Airlines–0.18%
Delta Air Lines
2.60% 12/4/20	200,000	190,940
3.63% 3/15/22	200,000	187,078
		378,018
Auto Manufacturers–3.02%
American Honda Finance
1.95% 5/20/22	65,000	64,036
2.05% 1/10/23	350,000	344,677
2.20% 6/27/22	200,000	196,397
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance (continued)
2.60% 11/16/22	200,000	$ 197,802
3.38% 12/10/21	250,000	251,560
General Motors Financial
3.15% 6/30/22	250,000	225,682
3.20% 7/6/21	150,000	143,236
3.25% 1/5/23	250,000	231,258
3.45% 1/14/22	350,000	327,247
3.45% 4/10/22	650,000	600,343
3.55% 4/9/21	500,000	479,083
4.20% 11/6/21	150,000	142,614
4.38% 9/25/21	200,000	184,120
PACCAR Financial
1.90% 2/7/23	200,000	197,278
2.00% 9/26/22	65,000	64,012
2.65% 5/10/22	100,000	99,992
2.80% 3/1/21	200,000	201,118
3.15% 8/9/21	50,000	49,421
Toyota Motor
2.16% 7/2/22	305,000	303,119
3.18% 7/20/21	150,000	152,485
Toyota Motor Credit
1.80% 10/7/21	300,000	297,010
1.90% 4/8/21	350,000	348,384
2.60% 1/11/22	200,000	200,476
2.65% 4/12/22	400,000	403,661
2.70% 1/11/23	350,000	352,110
2.90% 3/30/23	30,000	30,188
2.95% 4/13/21	150,000	150,569
		6,237,878
Banks–36.77%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	250,372
2.30% 6/1/21	250,000	251,207
2.55% 11/23/21	250,000	250,670
2.63% 11/9/22	400,000	406,296
Banco Santander
3.13% 2/23/23	200,000	198,273
3.50% 4/11/22	200,000	197,825
Bank of America
2.50% 10/21/22	300,000	300,678
2.63% 4/19/21	200,000	201,305
μ2.82% 7/21/23	650,000	652,502
μ2.88% 4/24/23	950,000	953,648
μ3.00% 12/20/23	600,000	611,213
μ3.12% 1/20/23	100,000	101,739
3.30% 1/11/23	500,000	517,875
μ3.34% 1/25/23	550,000	549,579
μ3.50% 5/17/22	450,000	455,288
μ3.55% 3/5/24	500,000	518,298
5.70% 1/24/22	200,000	210,898
Bank of Montreal
1.90% 8/27/21	100,000	100,241
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
2.05% 11/1/22	290,000	$ 290,066
2.35% 9/11/22	250,000	252,900
2.55% 11/6/22	200,000	203,460
2.90% 3/26/22	250,000	253,146
3.10% 4/13/21	400,000	404,433
Bank of New York Mellon
1.85% 1/27/23	190,000	190,814
1.95% 8/23/22	210,000	211,136
2.05% 5/3/21	200,000	200,905
2.60% 2/7/22	400,000	403,277
μ2.66% 5/16/23	550,000	552,050
3.55% 9/23/21	300,000	306,212
Bank of Nova Scotia
1.95% 2/1/23	200,000	198,848
2.00% 11/15/22	500,000	501,925
2.38% 1/18/23	200,000	201,215
2.45% 3/22/21	400,000	401,260
2.70% 3/7/22	250,000	254,718
3.13% 4/20/21	150,000	151,577
Barclays
3.20% 8/10/21	200,000	197,952
3.68% 1/10/23	300,000	300,766
μ4.61% 2/15/23	500,000	508,719
BB&T
2.75% 4/1/22	250,000	251,597
3.05% 6/20/22	200,000	204,222
BBVA USA 3.50% 6/11/21	250,000	248,660
BPCE 2.75% 12/2/21	250,000	248,058
Branch Banking & Trust 2.85% 4/1/21	250,000	250,679
Canadian Imperial Bank of Commerce
2.55% 6/16/22	200,000	203,303
μ2.61% 7/22/23	150,000	151,247
Capital One
2.15% 9/6/22	750,000	731,195
2.25% 9/13/21	250,000	245,097
2.95% 7/23/21	300,000	300,838
Citibank
μ2.84% 5/20/22	250,000	250,401
3.40% 7/23/21	150,000	152,291
Citigroup
2.35% 8/2/21	650,000	649,367
2.70% 3/30/21	500,000	502,080
2.70% 10/27/22	400,000	402,603
2.75% 4/25/22	450,000	452,337
μ2.88% 7/24/23	750,000	755,880
2.90% 12/8/21	600,000	605,452
μ3.14% 1/24/23	500,000	506,238
μCitigroup 17308CC46 2.31% 11/4/22	200,000	198,819
Citizens Bank 3.25% 2/14/22	500,000	506,556
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	250,280
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank
2.75% 1/10/22	450,000	$ 452,773
2.75% 1/10/23	250,000	253,374
3.88% 2/8/22	650,000	670,598
3.95% 11/9/22	250,000	251,457
Credit Suisse
2.10% 11/12/21	250,000	248,867
3.00% 10/29/21	250,000	253,031
4.38% 8/5/20	350,000	352,167
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	750,000	762,516
Deutsche Bank
3.30% 11/16/22	300,000	281,003
3.38% 5/12/21	200,000	193,022
3.95% 2/27/23	350,000	347,642
4.25% 10/14/21	550,000	523,186
5.00% 2/14/22	350,000	345,156
Discover Bank
3.10% 6/4/20	250,000	249,625
3.35% 2/6/23	300,000	301,245
Fifth Third Bancorp 2.60% 6/15/22	500,000	494,066
Fifth Third Bank
1.80% 1/30/23	250,000	246,400
3.35% 7/26/21	200,000	201,510
μFirst Republic Bank 1.91% (Update Replacements.xls: SOFRRATE + 0.62%) 2/12/24	250,000	239,770
FNB 2.20% 2/24/23	170,000	166,745
Goldman Sachs Group
2.35% 11/15/21	400,000	399,438
2.63% 4/25/21	350,000	350,260
μ2.88% 10/31/22	650,000	653,315
μ2.91% 6/5/23	300,000	300,788
μ2.91% 7/24/23	600,000	602,861
3.00% 4/26/22	550,000	553,966
3.20% 2/23/23	100,000	102,042
3.63% 1/22/23	650,000	671,009
5.25% 7/27/21	650,000	675,715
5.75% 1/24/22	900,000	954,918
HSBC Holdings
2.65% 1/5/22	400,000	399,366
2.95% 5/25/21	200,000	201,262
μ3.03% 11/22/23	200,000	198,525
μ3.26% 3/13/23	600,000	600,874
3.40% 3/8/21	1,000,000	1,005,502
5.10% 4/5/21	800,000	818,538
Huntington Bancshares
2.30% 1/14/22	150,000	148,644
3.15% 3/14/21	150,000	150,384
Huntington National Bank
1.80% 2/3/23	250,000	245,048
3.13% 4/1/22	250,000	253,310

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
ING Groep 3.15% 3/29/22	400,000	$ 401,803
JPMorgan Chase & Co.
2.30% 8/15/21	600,000	598,847
2.40% 6/7/21	550,000	552,632
2.55% 3/1/21	350,000	350,838
μ2.78% 4/25/23	350,000	354,429
3.20% 1/25/23	750,000	771,580
μ3.21% 4/1/23	585,000	596,185
3.25% 9/23/22	300,000	309,100
μ3.51% 6/18/22	900,000	913,846
4.35% 8/15/21	450,000	464,589
4.50% 1/24/22	200,000	208,861
4.63% 5/10/21	250,000	256,888
KeyBank 2.40% 6/9/22	250,000	250,771
KeyBank NA 1.25% 3/10/23	600,000	587,603
KeyCorp 5.10% 3/24/21	250,000	254,647
Lloyds Bank 2.25% 8/14/22	400,000	398,451
Lloyds Banking Group
μ2.86% 3/17/23	400,000	394,339
μ2.91% 11/7/23	500,000	499,363
3.00% 1/11/22	200,000	199,433
3.10% 7/6/21	200,000	199,778
Mitsubishi UFJ Financial Group
2.19% 9/13/21	200,000	197,281
2.62% 7/18/22	800,000	798,784
2.67% 7/25/22	300,000	300,442
2.95% 3/1/21	233,000	232,827
3.00% 2/22/22	200,000	203,897
3.22% 3/7/22	250,000	253,442
Mizuho Financial Group
2.27% 9/13/21	200,000	197,682
2.60% 9/11/22	250,000	249,986
μ2.72% 7/16/23	200,000	201,141
2.95% 2/28/22	400,000	403,940
Morgan Stanley
2.50% 4/21/21	250,000	249,824
2.63% 11/17/21	850,000	851,157
2.75% 5/19/22	400,000	404,238
3.13% 1/23/23	600,000	613,657
3.75% 2/25/23	750,000	781,514
4.88% 11/1/22	400,000	419,960
5.50% 7/28/21	250,000	259,535
MUFG Union Bank
2.10% 12/9/22	250,000	246,771
3.15% 4/1/22	250,000	249,974
National Australia Bank
1.88% 7/12/21	550,000	554,118
1.88% 12/13/22	250,000	248,503
3.38% 9/20/21	250,000	253,710
3.70% 11/4/21	250,000	254,097
National Bank of Canada 2.10% 2/1/23	250,000	248,786
Northern Trust 3.38% 8/23/21	250,000	255,225
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank
2.15% 4/29/21	250,000	$ 250,054
2.45% 7/28/22	400,000	398,254
2.55% 12/9/21	250,000	252,006
2.63% 2/17/22	250,000	252,859
2.70% 11/1/22	250,000	253,154
2.95% 1/30/23	250,000	256,756
PNC Financial Services Group 3.30% 3/8/22	200,000	203,288
Regions Bank 2.75% 4/1/21	250,000	246,870
Regions Financial 2.75% 8/14/22	200,000	197,764
Royal Bank of Canada
1.95% 1/17/23	405,000	400,903
2.80% 4/29/22	350,000	354,353
3.20% 4/30/21	200,000	202,360
Royal Bank of Scotland Group
μ3.50% 5/15/23	400,000	394,918
6.13% 12/15/22	350,000	361,023
Santander Holdings USA
3.70% 3/28/22	450,000	445,467
4.45% 12/3/21	30,000	30,603
Santander UK
3.40% 6/1/21	200,000	200,339
3.75% 11/15/21	200,000	194,649
Santander UK Group Holdings 3.57% 1/10/23	200,000	198,909
Santander UK PLC 2.10% 1/13/23	600,000	581,948
Skandinaviska Enskilda Banken
1.88% 9/13/21	250,000	247,617
2.80% 3/11/22	250,000	245,619
Sumitomo Mitsui Financial Group
2.06% 7/14/21	400,000	396,697
2.44% 10/19/21	350,000	350,640
2.78% 7/12/22	250,000	251,140
2.78% 10/18/22	150,000	152,361
2.85% 1/11/22	500,000	504,516
2.93% 3/9/21	150,000	150,215
3.10% 1/17/23	500,000	500,609
SunTrust Bank 2.80% 5/17/22	400,000	405,004
Svenska Handelsbanken
1.88% 9/7/21	250,000	244,517
2.45% 3/30/21	200,000	200,815
3.35% 5/24/21	250,000	252,967
Synchrony Bank
3.00% 6/15/22	300,000	297,689
3.65% 5/24/21	250,000	246,893
Synovus Financial 3.13% 11/1/22	250,000	250,528
Toronto-Dominion Bank
1.80% 7/13/21	200,000	200,897
1.90% 12/1/22	200,000	199,848
2.13% 4/7/21	150,000	150,083

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
3.25% 6/11/21	500,000	$ 510,393
Truist Bank
1.25% 3/9/23	650,000	629,872
2.45% 8/1/22	200,000	200,410
3.00% 2/2/23	250,000	256,593
Truist Financial 2.90% 3/3/21	400,000	400,906
US Bancorp
2.63% 1/24/22	600,000	607,641
2.95% 7/15/22	350,000	356,926
US Bank
1.80% 1/21/22	250,000	249,615
1.95% 1/9/23	250,000	250,455
2.65% 5/23/22	250,000	253,900
2.85% 1/23/23	250,000	255,421
Wells Fargo & Co.
2.10% 7/26/21	350,000	349,510
2.50% 3/4/21	800,000	800,578
2.63% 7/22/22	700,000	708,175
3.07% 1/24/23	500,000	508,220
3.45% 2/13/23	250,000	257,039
3.50% 3/8/22	450,000	458,646
Wells Fargo Bank
μ2.08% 9/9/22	400,000	398,109
μ2.90% 5/27/22	600,000	603,154
3.63% 10/22/21	950,000	975,977
Westpac Banking
2.00% 1/13/23	395,000	390,467
2.10% 5/13/21	200,000	199,713
2.50% 6/28/22	500,000	500,115
2.80% 1/11/22	200,000	201,880
Zions Bancorporation 3.35% 3/4/22	250,000	245,122
		75,888,847
Beverages–2.03%
Anheuser-Busch InBev Finance
2.63% 1/17/23	200,000	200,845
3.30% 2/1/23	150,000	154,350
Anheuser-Busch InBev Worldwide 2.50% 7/15/22	393,000	394,191
Coca-Cola
1.55% 9/1/21	400,000	400,322
2.20% 5/25/22	200,000	202,675
3.30% 9/1/21	100,000	102,662
Constellation Brands
2.70% 5/9/22	200,000	195,833
3.75% 5/1/21	200,000	200,223
Diageo Investment 2.88% 5/11/22	200,000	201,591
Keurig Dr Pepper 3.55% 5/25/21	550,000	556,378
Molson Coors Beverage
2.10% 7/15/21	200,000	195,437
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Beverage (continued)
3.50% 5/1/22	200,000	$ 200,615
PepsiCo
2.00% 4/15/21	200,000	200,423
2.25% 5/2/22	200,000	203,715
2.75% 3/5/22	300,000	308,698
3.10% 7/17/22	450,000	467,995
		4,185,953
Biotechnology–0.93%
Amgen
2.65% 5/11/22	200,000	202,319
3.63% 5/15/22	400,000	414,604
3.88% 11/15/21	248,571	249,009
Biogen 3.63% 9/15/22	200,000	205,359
Gilead Sciences
1.95% 3/1/22	450,000	443,873
4.40% 12/1/21	400,000	413,043
		1,928,207
Building Materials–0.18%
Carrier Global 1.92% 2/15/23	175,000	172,272
Masco 5.95% 3/15/22	200,000	203,629
		375,901
Chemicals–0.90%
Air Products & Chemicals 3.00% 11/3/21	100,000	101,172
Eastman Chemical
3.50% 12/1/21	70,000	72,069
3.60% 8/15/22	200,000	202,736
Ecolab
2.38% 8/10/22	200,000	203,700
4.35% 12/8/21	200,000	205,939
LyondellBasell Industries 6.00% 11/15/21	200,000	207,135
Mosaic 3.25% 11/15/22	200,000	195,944
Praxair 2.20% 8/15/22	350,000	351,587
Sasol Financing International 4.50% 11/14/22	250,000	112,500
Sherwin-Williams 4.20% 1/15/22	200,000	204,175
		1,856,957
Commercial Services–0.63%
Cintas No. 2 2.90% 4/1/22	100,000	99,998
Equifax 3.60% 8/15/21	185,000	184,508
Moody's
2.63% 1/15/23	200,000	201,064
2.75% 12/15/21	100,000	99,251
3.25% 6/7/21	75,000	75,033
PayPal Holdings 2.20% 9/26/22	280,000	278,633

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Total System Services 3.80% 4/1/21	250,000	$ 251,567
Verisk Analytics 5.80% 5/1/21	100,000	101,118
		1,291,172
Computers–3.10%
Apple
1.55% 8/4/21	400,000	402,468
2.10% 9/12/22	450,000	458,924
2.15% 2/9/22	600,000	613,290
2.30% 5/11/22	200,000	205,012
2.40% 1/13/23	200,000	206,124
2.50% 2/9/22	200,000	205,497
2.85% 5/6/21	350,000	354,912
2.85% 2/23/23	300,000	312,983
Dell International 4.42% 6/15/21	850,000	859,125
Hewlett Packard Enterprise
3.50% 10/5/21	250,000	251,229
4.40% 10/15/22	150,000	152,832
HP
4.05% 9/15/22	250,000	261,249
4.30% 6/1/21	350,000	364,571
IBM Credit
3.00% 2/6/23	250,000	258,477
3.60% 11/30/21	450,000	465,075
International Business Machines
1.88% 8/1/22	400,000	403,085
2.85% 5/13/22	250,000	256,794
2.88% 11/9/22	200,000	206,894
NetApp 3.38% 6/15/21	100,000	100,239
Seagate HDD Cayman 4.25% 3/1/22	53,000	53,104
		6,391,884
Cosmetics & Personal Care–0.71%
Colgate-Palmolive 2.30% 5/3/22	200,000	203,236
Procter & Gamble
1.70% 11/3/21	200,000	201,832
2.15% 8/11/22	450,000	459,190
Unilever Capital
2.20% 5/5/22	200,000	197,136
2.75% 3/22/21	200,000	202,275
3.00% 3/7/22	200,000	206,666
		1,470,335
Diversified Financial Services–4.21%
AerCap Ireland Capital
3.30% 1/23/23	250,000	207,499
3.95% 2/1/22	200,000	174,224
4.45% 12/16/21	300,000	267,408
5.00% 10/1/21	150,000	134,556
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease
2.25% 1/15/23	300,000	$ 250,614
2.63% 7/1/22	200,000	171,497
3.88% 4/1/21	450,000	411,712
Aircastle
5.13% 3/15/21	60,000	59,557
5.50% 2/15/22	200,000	182,077
7.63% 4/15/20	35,000	34,992
Ally Financial 4.13% 2/13/22	350,000	343,693
American Express
2.50% 8/1/22	350,000	356,049
2.65% 12/2/22	200,000	202,313
2.75% 5/20/22	600,000	612,542
3.40% 2/27/23	400,000	414,368
3.70% 11/5/21	305,000	314,546
American Express Credit 2.70% 3/3/22	350,000	352,862
Ameriprise Financial 3.00% 3/22/22	35,000	35,430
BlackRock 4.25% 5/24/21	200,000	204,632
μCapital One Bank USA 2.01% 1/27/23	600,000	585,977
Capital One Financial
3.05% 3/9/22	200,000	199,694
3.20% 1/30/23	250,000	247,091
Charles Schwab
2.65% 1/25/23	200,000	202,881
3.25% 5/21/21	135,000	135,995
CME Group 3.00% 9/15/22	200,000	202,925
E*TRADE Financial 2.95% 8/24/22	200,000	197,092
Intercontinental Exchange 2.35% 9/15/22	200,000	201,877
International Lease Finance 8.25% 12/15/20	300,000	298,186
Jefferies Group 5.13% 1/20/23	350,000	356,320
Mastercard 2.00% 11/21/21	100,000	100,576
ORIX 2.90% 7/18/22	200,000	205,402
TD Ameritrade Holding 2.95% 4/1/22	150,000	150,051
Visa
2.15% 9/15/22	400,000	409,125
2.80% 12/14/22	250,000	260,030
Western Union 3.60% 3/15/22	200,000	202,579
		8,686,372
Electric–5.00%
Alabama Power 2.45% 3/30/22	150,000	151,824
Ameren Illinois 2.70% 9/1/22	200,000	195,412
American Electric PowerInc 3.65% 12/1/21	285,000	288,453
Berkshire Hathaway Energy 2.80% 1/15/23	300,000	288,726

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy
2.50% 9/1/22	200,000	$ 196,305
3.60% 11/1/21	160,000	159,642
Consolidated Edison 2.00% 5/15/21	200,000	197,577
Consumers Energy 2.85% 5/15/22	200,000	202,411
Dominion Energy
φ2.72% 8/15/21	350,000	345,255
2.75% 9/15/22	200,000	198,901
DTE Energy
2.25% 11/1/22	100,000	98,972
2.60% 6/15/22	270,000	268,909
Duke Energy
1.80% 9/1/21	150,000	148,979
3.05% 8/15/22	200,000	201,612
Duke Energy Carolinas 3.35% 5/15/22	250,000	257,351
Duke Energy Corporation 3.55% 9/15/21	250,000	253,369
Duke Energy Indiana 3.75% 7/15/20	350,000	351,268
Edison International
2.40% 9/15/22	200,000	193,000
3.13% 11/15/22	55,000	54,046
Emera US Finance 2.70% 6/15/21	100,000	101,143
Entergy 4.00% 7/15/22	250,000	256,509
Eversource Energy 2.75% 3/15/22	500,000	507,091
Exelon
2.45% 4/15/21	400,000	396,201
3.50% 6/1/22	200,000	193,602
Georgia Power 2.85% 5/15/22	200,000	201,901
National Rural Utilities Cooperative Finance
1.75% 1/21/22	220,000	220,248
2.35% 6/15/20	250,000	250,006
NextEra Energy Capital Holdings
2.40% 9/1/21	300,000	299,484
2.80% 1/15/23	200,000	202,836
2.90% 4/1/22	275,000	277,548
Ohio Power 5.38% 10/1/21	200,000	209,117
Oncor Electric Delivery 7.00% 9/1/22	200,000	210,775
PECO Energy 1.70% 9/15/21	200,000	197,781
PNM Resources 3.25% 3/9/21	200,000	201,266
PPL Electric Utilities 3.00% 9/15/21	200,000	201,735
PSEG Power 3.00% 6/15/21	200,000	200,571
Public Service Enterprise Group 2.65% 11/15/22	200,000	198,533
Public Service of Colorado 2.25% 9/15/22	200,000	200,208
Puget Energy 5.63% 7/15/22	200,000	200,071
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Sempra Energy 2.85% 11/15/20	200,000	$ 199,422
Southern 2.35% 7/1/21	150,000	150,381
Southern California Edison 2.90% 3/1/21	150,000	149,577
Southern Power 2.38% 6/1/20	200,000	199,980
Virginia Electric & Power 2.75% 3/15/23	300,000	302,138
WEC Energy Group
3.10% 3/8/22	70,000	70,817
3.38% 6/15/21	265,000	266,071
Xcel Energy 2.40% 3/15/21	200,000	199,859
		10,316,883
Electrical Components & Equipment–0.10%
Emerson Electric 2.63% 12/1/21	200,000	204,317
		204,317
Electronics–0.51%
Flex 5.00% 2/15/23	200,000	200,179
Fortive 2.35% 6/15/21	100,000	97,211
Honeywell International
1.85% 11/1/21	400,000	400,130
2.15% 8/8/22	195,000	195,976
Roper Technologies 2.80% 12/15/21	150,000	150,136
		1,043,632
Environmental Control–0.22%
Republic Services 3.55% 6/1/22	250,000	256,473
Waste Management 4.75% 6/30/20	200,000	201,285
		457,758
Food–1.20%
Conagra Brands
3.20% 1/25/23	250,000	246,770
3.80% 10/22/21	160,000	161,247
General Mills
2.60% 10/12/22	200,000	202,060
3.20% 4/16/21	250,000	252,355
Hershey 3.10% 5/15/21	55,000	54,907
JM Smucker 3.00% 3/15/22	200,000	203,088
Kellogg 3.13% 5/17/22	200,000	198,489
Kroger
2.60% 2/1/21	250,000	250,038
2.95% 11/1/21	200,000	202,090
McCormick & Co. 2.70% 8/15/22	200,000	200,517
Sysco 2.60% 10/1/20	250,000	247,638
Tyson Foods 4.50% 6/15/22	250,000	258,451
		2,477,650

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.10%
International Paper 7.50% 8/15/21	200,000	$ 199,565
		199,565
Gas–0.07%
NiSource 2.65% 11/17/22	150,000	151,313
		151,313
Hand Machine Tool–0.15%
Stanley Black & Decker 2.90% 11/1/22	300,000	299,984
		299,984
Health Care Products–0.56%
Abbott Laboratories 2.55% 3/15/22	200,000	201,725
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	147,103
Medtronic 3.15% 3/15/22	445,000	461,353
Stryker 2.63% 3/15/21	150,000	150,207
Zimmer Biomet Holdings 3.15% 4/1/22	200,000	199,978
		1,160,366
Health Care Services–1.33%
Aetna 2.75% 11/15/22	200,000	201,201
Anthem
3.13% 5/15/22	400,000	406,852
3.30% 1/15/23	250,000	253,420
Humana 2.90% 12/15/22	200,000	198,966
Laboratory Corp of America Holdings 3.20% 2/1/22	250,000	252,026
UnitedHealth Group
2.13% 3/15/21	250,000	250,231
2.38% 10/15/22	150,000	152,366
2.88% 12/15/21	100,000	102,082
2.88% 3/15/22	450,000	462,350
3.15% 6/15/21	100,000	101,626
3.35% 7/15/22	250,000	258,717
3.38% 11/15/21	100,000	102,474
		2,742,311
Home Builders–0.22%
DR Horton 4.75% 2/15/23	250,000	251,586
NVR 3.95% 9/15/22	200,000	200,027
		451,613
Home Furnishings–0.10%
Whirlpool 4.70% 6/1/22	200,000	209,996
		209,996
Household Products Wares–0.14%
Church & Dwight 2.45% 8/1/22	200,000	197,256
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Clorox 3.80% 11/15/21	100,000	$ 98,524
		295,780
Insurance–1.08%
American International Group
3.30% 3/1/21	150,000	150,111
4.88% 6/1/22	200,000	206,768
Aon 2.20% 11/15/22	65,000	64,682
Berkshire Hathaway
2.20% 3/15/21	450,000	453,124
3.40% 1/31/22	200,000	209,825
Chubb INA Holdings 2.88% 11/3/22	250,000	253,703
Marsh & McLennan 2.75% 1/30/22	200,000	202,476
Prudential Financial
4.50% 11/16/21	150,000	151,291
μ5.88% 9/15/42	200,000	194,000
Reinsurance Group of America 5.00% 6/1/21	50,000	51,853
Trinity Acquisition 3.50% 9/15/21	128,000	123,391
WR Berkley 4.63% 3/15/22	200,000	171,798
		2,233,022
Internet–1.11%
Alibaba Group Holding 3.13% 11/28/21	200,000	202,577
Alphabet 3.63% 5/19/21	100,000	102,910
Amazon.com
2.40% 2/22/23	300,000	312,001
2.50% 11/29/22	250,000	258,151
3.30% 12/5/21	200,000	206,868
Baidu
2.88% 7/6/22	250,000	249,922
3.50% 11/28/22	200,000	203,121
eBay 3.80% 3/9/22	750,000	760,672
		2,296,222
Investment Company Security–0.20%
Ares Capital
3.50% 2/10/23	200,000	177,425
3.63% 1/19/22	250,000	232,852
		410,277
Iron & Steel–0.10%
Nucor 4.13% 9/15/22	200,000	200,376
		200,376
Leisure Time–0.07%
Royal Caribbean Cruises 5.25% 11/15/22	200,000	144,943
		144,943

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.22%
Marriott International
2.13% 10/3/22	350,000	$ 314,922
2.30% 1/15/22	150,000	140,747
		455,669
Machinery Construction & Mining–1.00%
ABB Finance USA 2.88% 5/8/22	250,000	251,961
Caterpillar Financial Services
1.70% 8/9/21	200,000	199,617
1.90% 9/6/22	165,000	164,316
1.95% 11/18/22	150,000	149,694
2.40% 6/6/22	250,000	252,515
2.65% 5/17/21	65,000	65,811
2.85% 6/1/22	200,000	203,574
2.95% 2/26/22	700,000	713,094
3.15% 9/7/21	55,000	55,969
		2,056,551
Machinery Diversified–1.04%
CNH Industrial Capital 4.88% 4/1/21	300,000	293,211
John Deere Capital
1.95% 6/13/22	70,000	69,899
2.30% 6/7/21	350,000	351,491
2.65% 1/6/22	150,000	151,430
2.70% 1/6/23	200,000	202,198
2.75% 3/15/22	350,000	346,297
2.80% 1/27/23	150,000	152,562
2.95% 4/1/22	160,000	163,392
3.13% 9/10/21	180,000	182,814
3.20% 1/10/22	135,000	137,904
Xylem 4.88% 10/1/21	100,000	102,890
		2,154,088
Media–2.00%
Charter Communications Operating 4.46% 7/23/22	700,000	723,033
Comcast
2.85% 1/15/23	550,000	566,265
3.13% 7/15/22	250,000	257,752
Comcast Cable Communications Holdings 9.46% 11/15/22	200,000	236,076
Discovery Communications 4.38% 6/15/21	350,000	357,882
Fox 3.67%	290,000	296,180
Time Warner Entertainment 8.38% 3/15/23	400,000	439,161
ViacomCBS
3.38% 3/1/22	200,000	199,019
3.88% 12/15/21	200,000	201,631
Walt Disney
1.65% 9/1/22	90,000	90,571
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
2.35% 12/1/22	200,000	$ 203,212
2.45% 3/4/22	350,000	354,094
3.00% 9/15/22	200,000	206,649
		4,131,525
Mining–0.12%
BHP Billiton Finance USA 3.25% 11/21/21	250,000	247,604
		247,604
Miscellaneous Manufacturing–1.18%
3M
1.63% 9/19/21	100,000	99,924
2.75% 3/1/22	315,000	317,136
3.00% 9/14/21	195,000	199,523
Eaton 2.75% 11/2/22	300,000	303,178
General Electric
2.70% 10/9/22	600,000	590,153
3.10% 1/9/23	400,000	406,250
3.15% 9/7/22	150,000	151,535
4.65% 10/17/21	350,000	356,808
		2,424,507
Oil & Gas–3.19%
BP Capital Markets
2.50% 11/6/22	800,000	792,115
3.25% 5/6/22	350,000	355,407
3.56% 11/1/21	200,000	202,411
Canadian Natural Resources 2.95% 1/15/23	200,000	173,256
Chevron
2.10% 5/16/21	300,000	301,429
2.36% 12/5/22	200,000	202,683
2.50% 3/3/22	450,000	456,624
Exxon Mobil
1.90% 8/16/22	510,000	516,421
2.22% 3/1/21	450,000	455,209
2.40% 3/6/22	200,000	203,455
Marathon Oil 2.80% 11/1/22	200,000	153,082
Marathon Petroleum 5.13% 3/1/21	200,000	193,912
Newfield Exploration 5.75% 1/30/22	200,000	136,178
Phillips 66 4.30% 4/1/22	488,000	489,765
Pioneer Natural Resources 3.95% 7/15/22	200,000	192,615
Shell International Finance
1.75% 9/12/21	200,000	199,017
1.88% 5/10/21	350,000	348,339
2.25% 1/6/23	250,000	250,711
2.38% 8/21/22	200,000	201,078
Total Capital 4.13% 1/28/21	250,000	254,857

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Total Capital International
2.22% 7/12/21	155,000	$ 155,370
2.75% 6/19/21	150,000	151,084
2.88% 2/17/22	200,000	201,024
		6,586,042
Oil & Gas Services–0.14%
Baker Hughes 2.77% 12/15/22	205,000	195,127
Halliburton 3.25% 11/15/21	100,000	95,358
		290,485
Packaging & Containers–0.06%
Bemis 4.50% 10/15/21	118,000	122,866
		122,866
Pharmaceuticals–7.41%
AbbVie
2.15% 11/19/21	770,000	766,859
2.30% 5/14/21	150,000	149,545
2.30% 11/21/22	1,065,000	1,064,020
3.38% 11/14/21	415,000	423,022
Allergan Finance
3.25% 10/1/22	250,000	250,637
3.45% 3/15/22	900,000	934,314
AmerisourceBergen 3.50% 11/15/21	200,000	201,500
AstraZeneca 2.38% 6/12/22	200,000	201,481
Becton Dickinson & Co.
2.40% 6/5/20	450,000	448,599
2.89% 6/6/22	200,000	200,165
Bristol-Myers Squibb
2.00% 8/1/22	250,000	251,907
2.25% 8/15/21	100,000	100,570
2.55% 5/14/21	100,000	101,169
2.60% 5/16/22	450,000	459,168
2.75% 2/15/23	200,000	206,731
3.25% 8/15/22	350,000	363,323
Cardinal Health 2.62% 6/15/22	200,000	200,862
Cigna
3.40% 9/17/21	230,000	233,435
3.90% 2/15/22	250,000	255,533
CVS Health
2.13% 6/1/21	146,000	145,653
2.75% 12/1/22	350,000	352,344
3.35% 3/9/21	425,000	427,934
3.50% 7/20/22	400,000	410,253
3.70% 3/9/23	1,050,000	1,093,037
Eli Lilly & Co. 2.35% 5/15/22	200,000	203,894
GlaxoSmithKline Capital
2.85% 5/8/22	200,000	205,494
2.88% 6/1/22	400,000	409,287
3.13% 5/14/21	420,000	425,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson
1.65% 3/1/21	400,000	$ 401,517
2.25% 3/3/22	200,000	207,223
McKesson 3.65% 11/30/20	100,000	100,719
Merck & Co.
2.35% 2/10/22	350,000	354,176
2.40% 9/15/22	200,000	203,138
Mylan 3.15% 6/15/21	500,000	495,393
Novartis Capital
2.40% 5/17/22	400,000	411,967
2.40% 9/21/22	200,000	205,390
Pfizer
2.20% 12/15/21	600,000	602,288
2.80% 3/11/22	65,000	66,363
3.00% 9/15/21	75,000	76,924
Sanofi 4.00% 3/29/21	300,000	305,199
Shire Acquisitions Investments Ireland 2.40% 9/23/21	700,000	697,380
Takeda Pharmaceutical 4.00% 11/26/21	300,000	303,849
Zoetis
3.25% 8/20/21	25,000	25,338
3.25% 2/1/23	250,000	255,557
3.45% 11/13/20	100,000	99,019
		15,297,880
Pipelines–2.16%
Enbridge 2.90% 7/15/22	200,000	183,662
Energy Transfer Operating
3.60% 2/1/23	300,000	266,702
4.65% 6/1/21	100,000	97,419
5.20% 2/1/22	500,000	470,517
Enterprise Products Operating
2.85% 4/15/21	450,000	444,704
3.50% 2/1/22	50,000	49,324
Kinder Morgan 3.15% 1/15/23	250,000	247,576
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	197,420
5.00% 10/1/21	200,000	195,740
5.80% 3/1/21	150,000	151,020
MPLX 3.50% 12/1/22	100,000	95,714
ONEOK Partners 3.38% 10/1/22	250,000	232,457
Plains All American Pipeline 5.00% 2/1/21	200,000	195,111
Plains All American Pipeline 3.65% 6/1/22	200,000	182,752
Sabine Pass Liquefaction 6.25% 3/15/22	200,000	193,990
Sunoco Logistics Partners Operations 4.65% 2/15/22	250,000	230,012
TransCanada PipeLines 2.50% 8/1/22	350,000	341,306

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Companies
3.60% 3/15/22	500,000	$ 484,625
7.88% 9/1/21	200,000	188,826
		4,448,877
Real Estate Investment Trusts–1.87%
American Tower
3.45% 9/15/21	350,000	351,778
4.70% 3/15/22	200,000	203,081
AvalonBay Communities 2.95% 9/15/22	200,000	191,641
Boston Properties
3.85% 2/1/23	300,000	303,139
4.13% 5/15/21	200,000	201,425
Brixmor Operating Partnership 3.88% 8/15/22	200,000	192,078
Camden Property Trust 2.95% 12/15/22	50,000	50,145
Crown Castle International
2.25% 9/1/21	150,000	147,899
5.25% 1/15/23	400,000	424,225
Digital Realty Trust 3.95% 7/1/22	200,000	204,655
ERP Operating 4.63% 12/15/21	200,000	204,395
Hospitality Properties Trust 5.00% 8/15/22	200,000	143,092
Kimco Realty 3.40% 11/1/22	250,000	247,303
Public Storage 2.37% 9/15/22	200,000	197,578
Realty Income 3.25% 10/15/22	250,000	250,965
Simon Property Group 2.63% 6/15/22	450,000	443,090
Weyerhaeuser 4.70% 3/15/21	100,000	100,916
		3,857,405
Retail–2.24%
AutoZone 3.70% 4/15/22	200,000	204,265
Best Buy 5.50% 3/15/21	200,000	203,888
Costco Wholesale 2.25% 2/15/22	500,000	506,170
Home Depot
2.00% 4/1/21	300,000	300,399
2.63% 6/1/22	250,000	254,290
3.25% 3/1/22	200,000	206,871
Lowe's 3.12% 4/15/22	200,000	198,429
Lowe's Companies 3.75% 4/15/21	200,000	201,644
McDonald's
2.63% 1/15/22	200,000	202,176
2.75% 12/9/20	250,000	248,888
O'Reilly Automotive 4.88% 1/14/21	200,000	198,745
QVC 5.13% 7/2/22	150,000	125,826
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks 2.70% 6/15/22	200,000	$ 204,515
Target 2.90% 1/15/22	200,000	201,938
TJX 2.75% 6/15/21	200,000	200,694
Walgreens Boots Alliance 3.30% 11/18/21	450,000	456,505
Walmart
2.35% 12/15/22	150,000	154,683
3.13% 6/23/21	550,000	561,410
		4,631,336
Savings & Loans–0.10%
People's United Financial 3.65% 12/6/22	200,000	205,289
		205,289
Semiconductors–2.25%
Analog Devices 2.50% 12/5/21	150,000	151,437
Applied Materials 4.30% 6/15/21	200,000	206,070
Broadcom
2.65% 1/15/23	400,000	390,628
3.00% 1/15/22	550,000	544,953
3.13% 4/15/21	450,000	444,484
3.13% 10/15/22	150,000	148,523
Intel
1.70% 5/19/21	100,000	99,999
2.70% 12/15/22	450,000	468,177
3.10% 7/29/22	150,000	155,670
3.30% 10/1/21	350,000	365,323
Lam Research 2.80% 6/15/21	150,000	151,344
Microchip Technology 3.92% 6/1/21	200,000	194,852
NVIDIA 2.20% 9/16/21	150,000	151,279
QUALCOMM
2.60% 1/30/23	350,000	358,399
3.00% 5/20/22	300,000	306,193
Texas Instruments
1.85% 5/15/22	350,000	356,762
2.75% 3/12/21	150,000	150,818
		4,644,911
Software–2.44%
Activision Blizzard 2.30% 9/15/21	100,000	100,691
Adobe 1.70% 2/1/23	210,000	212,509
CA 3.60% 8/15/22	100,000	93,806
Electronic Arts 3.70% 3/1/21	100,000	100,445
Fiserv 4.75% 6/15/21	200,000	203,131
Microsoft
1.55% 8/8/21	450,000	453,063
2.38% 2/12/22	550,000	565,247
2.40% 2/6/22	500,000	513,823
2.65% 11/3/22	100,000	104,852

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle
1.90% 9/15/21	800,000	$ 802,811
2.50% 5/15/22	700,000	711,605
2.50% 10/15/22	550,000	562,476
2.80% 7/8/21	300,000	304,358
VMware 2.95% 8/21/22	300,000	300,752
		5,029,569
Telecommunications–2.31%
America Movil 3.13% 7/16/22	250,000	252,334
AT&T
2.63% 12/1/22	350,000	345,647
3.00% 6/30/22	450,000	453,808
3.20% 3/1/22	250,000	253,607
3.60% 2/17/23	250,000	257,362
3.80% 3/15/22	500,000	516,438
3.88% 8/15/21	200,000	204,755
4.45% 5/15/21	200,000	204,595
Cisco Systems 1.85% 9/20/21	700,000	704,854
Motorola Solutions 3.75% 5/15/22	200,000	200,010
Orange 4.13% 9/14/21	150,000	153,421
Verizon Communications
2.45% 11/1/22	200,000	203,221
3.13% 3/16/22	450,000	462,825
4.60% 4/1/21	300,000	307,501
Vodafone Group 2.50% 9/26/22	250,000	252,713
		4,773,091
Textiles–0.10%
Mohawk Industries 3.85% 2/1/23	200,000	203,331
		203,331
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobby–0.12%
Hasbro 2.60% 11/19/22	240,000	$ 236,760
		236,760
Transportation–0.99%
Burlington Northern Santa Fe
3.05% 9/1/22	200,000	203,849
3.45% 9/15/21	200,000	202,782
FedEx 3.40% 1/14/22	170,000	170,945
Norfolk Southern 3.25% 12/1/21	200,000	202,177
Ryder System 2.80% 3/1/22	300,000	296,082
Union Pacific
2.95% 3/1/22	255,000	257,951
3.20% 6/8/21	250,000	252,397
United Parcel Service
2.35% 5/16/22	150,000	153,347
2.45% 10/1/22	300,000	301,147
		2,040,677
Total Corporate Bonds (Cost $205,134,325)		203,543,889

	Number of Shares
MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	521,016	521,016
Total Money Market Fund (Cost $521,016)		521,016

TOTAL INVESTMENTS–98.87% (Cost $205,655,341)	204,064,905

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.13%	2,322,243
NET ASSETS APPLICABLE TO 20,426,534 SHARES OUTSTANDING–100.00%	$206,387,148

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2020.

Summary of Abbreviations:
CA–Credit Agricole
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$203,543,889	$—	$203,543,889
Money Market Fund	521,016	—	—	521,016
Total Investments	$521,016	$203,543,889	$—	$204,064,905
There were no Level 3 investments at the end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Short-Term Bond Index Fund–12